INCOME AND SOCIAL CONTRIBUTION TAXES - Carryforwards (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax loss carryforward	R$ 4,052,013	R$ 2,400,998
Social contribution tax loss carryforward	R$ 3,660,133	R$ 1,626,064